Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management objectives and policies
5.	Financial risk management objectives and policies

The main financial liabilities of the Company, other than derivatives, are loans, debentures and accounts payable. The main purpose of these financial liabilities is to finance operations as well as finance the acquisition of aircraft. The Company has trade accounts receivable and other accounts receivable that result directly from its operations.

The Company also has investments available for trading and contracts derivative transactions such as currency forwards, options and swaps in order to reduce the exposure to foreign exchange fluctuations.

The Company’s senior management supervises the management of market, credit and liquidity risks. All activities with derivatives for risk management purposes are carried out by experts with skills, experience and appropriate supervision. It is the Company’s policy not to enter in to derivatives transactions for speculative purposes.

a)	Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk consists of three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments exposed to market risk include loans payable, deposits, financial instruments measured at fair value through profit or loss and financial instruments.

The Company may enter into derivative transactions to protect its Loans and financing against currency and interest rate fluctuations.

The table below shows the effects of our hedges designated for hedge accounting in our debt:

	December 31, 2018
	Book value	Fair Value – hedge instrument	Consolidated post hedge strategy
Denominated in foreign currency - US$
Purchase of aircraft	100,042	—	100,042
Finance lease (a)	949,891	9,422	959,313
Working capital (b)	1,656,947	(266,404)	1,390,543
Denominated in local currency - R$
Purchase of aircraft (FINAME)	192,861	—	192,861
Working capital	73,376	—	73,376
Finance lease	2,386	—	2,386

Total in R$	2,975,503	(256,982)	2,718,521

Current position	295,913	—	295,913

Non-current position	2,679,590	(256,982)	2,422,608

a)

The table below shows the indebtedness related to finance lease denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2018
						Carrying amount – hedge item	Fair Value – hedge instrument	Debt Considering Hedge
Finance lease
Interest rate	Cash Flow Hedge	Floating interest rate - US Libor6M	US$ 83.5 million	Interest rate Swap (receives US Libor6M & pays fixed 6% to 6,5%)	US$ 83.5 million	128,779	9,422	138,201

Foreign exchange and interest rate	N/A	N/A	N/A	N/A	N/A	821,112	—	821,112

Total						949,891	9,422	959,313

b)

The table below shows the indebtedness related to working capital denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2018
						Carrying amount – hedge item	Fair Value – hedge instrument	Debt Considering Hedge
1) Senior Notes Azul LLP
Foreign exchange risk	Cash Flow Hedge	Principal US$ on Senior Notes Azul LLP	US$ 400 million	Currency Options - Floor 3.2865 Cap 4.7500	US$ 400 million	1,540,383	(246,323)	1,294,060

2) Proceeds in foreign currency
Interest rate swap	Fair value hedge	Principal & Interest on 4.131 Transaction	US$30 million	IRS - Interest Rate Swap (receives US Libor3M + spread 1,034% & pays 108% CDI)	98,940	116,564	(20,081)	96,483

Total						1,656,947	(266,404)	1,390,543

a.1)	Interest rate risk

Interest rate risk is the risk that the fair value of future results of a financial instrument fluctuates due to changes in market interest rates. The exposure of the Company to the risk of changes in market interest rates refers primarily to long-term obligations subject to variable interest rates.

The Company manages interest rate risk by monitoring the future projections of interest rates on its loans, financing and debentures as well as on its operating leases. To mitigate this risk, the Company has used derivative instruments aimed at minimizing any negative impact of variations in interest rates.

Sensitivity to interest rates

The table below shows the sensitivity to possible changes in interest rates, keeping all other variables constant in the Company’s income before taxes that are impacted by loans payable subject to variable interest rates. For the sensitivity analysis, the Company utilized the following assumptions:

•	LIBOR based debt: weighted average interest rate of 5.3% p.a.

•	CDI based debt: weighted average interest rate of 6.8% p.a.

We estimated the impact on profit and loss and equity for the year ended December 31, 2018 resulting from variation of 25% and 50% on the weighted average rates, as shown below:

	25%	-25%	50%	-50%
Interest expense	48,359	(48,359)	96,717	(96,717)

a.2)	Currency risk

Currency risk is the risk that the fair value of future dollar denominated commitments vary according to the fluctuation of the foreign exchange rate. The exposure of the Company to changes in exchange rates relates primarily to the U.S dollar denominated loans and financing, net of investments in the U.S. dollar, and also to operating expenses originated in U.S. dollar.

The Company is also exposed to changes in the exchange rate of the Euro through its investment in the TAP Convertible Bonds (Note 21).

The Company manages its currency risk by using financial instruments seeking to hedge up to twelve months of its projected non-operational activities.

The Company continuously monitors the net exposure in foreign currency and, when deemed appropriate, enters into arrangements to hedge the projected non-operating cash flow for up to 12 months to minimize its exposure. Adittionally, the Company may enter into longer than 12 months derivative financial instruments to protect itself against currency and/or interest rate risks related to “Loans and financing”.

The Company’s nominal foreign exchange exposure is shown below:

	Exposure to U.S. dollar		Exposure to Euro
	December 31,		December 31,
	2018	2018	2018	2017
Assets
Cash and cash equivalents and short-term Investments	356,174	278,227	—	—
Security deposits and maintenance reserves	1,513,963	1,237,391	—	—
Long-term investments (Note 21)	—	—	1,287,780	835,957
Financial instruments	116,564	49,530	—	—
Other assets	122,456	314,609	—	—

Total assets	2,109,157	1,879,757	1,287,780	835,957

Liabilities
Accounts payable	(334,407)	(255,646)	—	—
Loans and financing (*)	(2,706,880)	(2,609,704)	—	—
Other liabilities	(50,278)	(164,949)	—	—

Total liabilities	(3,091,565)	(3,030,299)	—	—

Derivatives (NDF) – notional	2,186,356	1,223,960	—	—

Net exposure	1,203,948	73,418	1,287,780	835,957

(*)	As of December 31, 2018, US dollar denominated working capital loans totaling R$1,655,947 were swapped to Brazilian Reais, resulting in an total debt in Reais of R$2,655,087.

Sensitivity to exchange rates

At December 31, 2018, the Company used the closing exchange rate of R$3.8748/US$1.00 and R$4.4390/EUR1.00. We present below a sensitivity analysis considering a variation of 25% and 50% over the existing rates:

	25%	-25%	50%	-50%
Exposure in US$	R$4.8435/US$	R$2.9061/US$	R$5.8122/US$	R$1.9374/US$
Effect on exchange rate variation	300,987	(300,987)	601,974	(601,974)

	25%	-25%	50%	-50%
Exposure in EUR	R$5.5488/EUR	R$2.3293/EUR	R$6.6585/EUR	R$2.2195/EUR
Effect on exchange rate variation	321,945	(321,945)	643,890	(643,890)

a.3)	Risks related to variations in prices of aircraft fuel

The volatility of prices of aircraft fuel is one of the most significant financial risks for airlines. The company’s fuel price risk management aims to balance the airline exposure to its market peers, so that the airline is neither overly affected by a sudden increase in prices nor is unable to capitalize on a substantial fall in fuel prices. The Company manages the risk related to fuel price volatility either through forward looking fixed-price contracts directly with a supplier, or derivative contracts negotiated with banks. The Company may use derivative contracts for oil or its sub products.

Fuel price sensitivity

The table below sets out the sensitivity of the Company’s fuel hedges to substantial changes in the oil markets, maintaining all other variables constant as of December 31, 2018.

The analysis considers a change in oil prices, in Reais, relative to the market average for the current period and forecast the impact on the Company’s financial instruments, stemming from a variation of 25% and 50% in the oil prices, as follows:

Change in Oil prices in Reais	25%	-25%	50%	-50%

Impact on fuel hedges	41,709	(286,938)	208,229	(450,690)

a.4)	Risk related to changes in the fair value of TAP Convertible Bonds

Since the TAP Convertible Bonds contain a conversion option into shares of TAP, the Company is exposed to changes in the fair value of TAP.

The acquisition of the TAP Convertible Bonds is part of the commercial strategy of the Company of creating synergies between the Company and TAP by having the option to become a direct shareholder of TAP in case the stock price of TAP increases and is economically advantageous to convert the debt into TAP shares.

b)	Credit risk

Credit risk is inherent in operating and financial activities of the Company, mainly represented under the headings of: trade receivables, cash and cash equivalents, including bank deposits.

The credit risk of “trade receivables” is comprised of amounts payable by major credit card companies, and also trade receivables from travel agencies, and sales payable in installments. The Company usually assesses the corresponding risks of financial instruments and diversifies the exposure.

Financial instruments are held with counterparties that are rated at least A in the assessment made by S&P, Moody’s and Fitch, or, mostly, are hired in futures and commodities stock exchange, which substantially mitigates the credit risk. TAP Convertible Bonds are secured by liens over certain intangible assets.

c)	Liquidity risk

Liquidity risk takes on two distinct forms: market and cash flow liquidity risk. The first is related to current market prices and varies in accordance with the type of asset and the markets where they are traded. Cash flow liquidity risk, however, is related to difficulties in meeting the contracted operating obligations at the agreed dates.

As a way of managing the liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs, and investment funds with daily liquidity), and the Cash Management Policy establishes that the Company’s and its subsidiaries’ weighted average debt maturity should be higher than the weighted average maturity of the investment portfolio.

The schedule of financial liabilities held by the Company is as follows:

December 31, 2018	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	98,244	111,550	125,257	3,269,976	100,995	3,706,022
Accounts payable	724,469	388,584	53,238	—	—	1,166,291
Accounts payable – Forfaiting	162,778					162,778
Liabilities from derivative transaction	16,920	93,348	70,707	260,019	—	440,994
Provisions	—	—	—	80,984	—	80,984

	1,002,411	593,482	249,202	3,610,979	100,995	5,557,069

Capital management

The Company’s assets may be financed through equity or third-party financing. If the Company opts for equity capital it may use funds from contributions by shareholders or through selling its equity instruments.

The use of third-party financing is an option to be considered mainly when the Company believes that the cost would be less than the return generated by an acquired asset. It is important to ensure that the Company maintains an optimized capital structure, provides financial solidity while providing for the viability of its business plan. As a capital-intensive industry with considerable investment in assets with a high aggregated value, it is natural for companies in the aviation sector to report a high degree of leverage.

The Company manages capital through leverage ratios, which is defined by the Company as net debt divided by the sum of net debt and total equity. Management seeks to maintain this ratio at levels equal to or lower than industry levels. Management includes in the net debt the loans and financing (includes debentures) less cash and cash equivalents, restricted cash, short and long-term investments and current and noncurrent restricted investments.

The Company’s capital structure is comprised of its net indebtedness defined as total loans and financing (includes debentures) and operating leases net of cash and cash equivalents, restricted cash and others financial instruments. Capital is defined as equity and net indebtedness.

The Company is not subject to any externally imposed capital requirements. The total capital as total net equity and net debt as detailed below:

	December 31,
	2018	2017
Equity	3,163,700	2,833,610

Cash and cash equivalents (Note 6)	(1,169,136)	(762,319)
Short-term investments (Note 7)	(517,423)	(1,036,148)
Long-term investments (Note 21)	(1,287,781)	(835,957)
Restricted financial investments (Note 8)	—	(8,808)
Loans and financing (Note 17)	3,706,022	3,489,887

Net debt	731,682	846,655

Total capital	3,895,382	3,680,265